Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31, 2015	December 31, 2014
Funding program loans from European Investment Bank:
0.30% due 2015, floating interest rate at Libor + 0.026%	—	9
0.38% due 2016, floating interest rate at Libor + 0.052%	19	39
1.08% due 2016, floating interest rate at Libor + 0.477%	26	52
0.71% due 2016, floating interest rate at Libor + 0.373%	29	57
1.52% due 2020, floating interest rate at Libor + 1.199%	63	75
1.51% due 2020, floating interest rate at Libor + 1.056%	138	165
0.86% due 2020, floating interest rate at Euribor + 0.917%	68	91
1.06% due 2021, floating interest rate at Libor + 0.525%	180	210
1.22% due 2021, floating interest rate at Libor + 0.572%	173	202

Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2019 (Tranche A)	550	537
1.0% due 2021 (Tranche B)	354	347

Other funding program loans:
0.41% (weighted average), due 2015-2023, fixed interest rate	4	6

Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	4	6
0.75% (weighted average), due 2018, fixed interest rate	1	1
0.87% (weighted average), due 2020, fixed interest rate	2	3

Capital leases:
6.04% (weighted average), due 2015-2017, fixed interest rate	1	1

Total long-term debt	1,612	1,801
Less current portion	(191)	(202)

Total long-term debt, less current portion	1,421	1,599

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2015	December 31, 2014
U.S. dollar	1,533	1,694
Euro	79	107

Total	1,612	1,801

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31, 2015
2016	191
2017	116
2018	114
2019	713
2020	113
Thereafter	460

Total	1,707